Contract Revenue and Pass-through and Other Revenue	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
Contract Revenue and Pass-through and Other Revenue
3.	Contract Revenue and Pass-through and Other Revenue
The Company recognizes contract revenue when the service is provided under its CPA. Under the CPA, United generally pays for each departure, flight hour (measured from takeoff to landing, excluding taxi time) or block hour (measured from takeoff to landing, including taxi time) incurred, and an amount per aircraft in service each month with additional incentives based on flight completion, on-time
performance, and other operating metrics. The Company’s performance obligation is met when each flight is completed, and revenue is recognized and reflected in contract revenue.
The Company recognizes pass-through revenue when the service is provided under its CPA. Pass-through revenue represents reimbursements for certain direct expenses incurred including passenger liability insurance, property taxes, other direct costs defined within the CPA, and major maintenance on aircraft leased at nominal rates. The Company’s performance obligation is met when each flight is completed or as the maintenance services are performed, and revenue is recognized and reflected in pass-through and other revenue.
The Company records deferred revenue when cash payments are received or are due from United in advance of the Company’s performance, including amounts that are refundable. The Company recognized approximately $11.4 million and $3.0 million of previously deferred revenue during the fiscal years ended September 30, 2024 and 2023, respectively, which was billed to and paid by United as well as American prior to the wind-down of the American CPA during fiscal year 2023. Deferred revenue is recognized as flights are completed over the remaining contract term.
The deferred revenue balance as of September 30, 2024 represents our aggregate remaining performance obligations that will be recognized as revenue over the period in which the performance obligations are satisfied, and is expected to be recognized as revenue as follows (in thousands):

Periods Ending September 30,	Total Revenue
2025	$3,932
2026	2,259
2027	2,224
2028	1,192
Thereafter	32

Total	$9,639

A portion of the
Company
’s compensation under its CPA with United is designed to reimburse the Company for certain aircraft ownership costs. Such costs include aircraft principal and interest debt service costs, aircraft depreciation, and interest expense or aircraft lease expense costs while the aircraft is under contract. The Company has concluded that a component of its revenue under this agreement is deemed to be lease revenue, as the agreement identifies the “right of use” of a specific type and number of aircraft over a stated
period-of-time.
We account for the
non-lease
component under ASC 606 and account for the lease component under ASC 842. We allocate the consideration in the contract between the lease and non-lease
components based on their stated contract prices, which is based on a cost basis approach representing our estimate of the stand-alone selling prices.
The lease revenue associated with the Company’s CPA is accounted for as an operating lease and is reflected as contract revenue on the Company’s consolidated statements of operations and comprehensive loss. The
Company
recognized approximately $123.0 million, $144.7 million, and $158.4 million of lease revenue for the fiscal years ended September 30, 2024, 2023, and 2022, respectively. The Company has not separately stated aircraft rental income and aircraft rental expense in the consolidated statements of operations and comprehensive loss because the use of the aircraft is not a separate activity from the total service provided under our CPA.
The Company entered into lease agreements with GoJet Airlines LLC (“GoJet”) to lease
CRJ-700
aircraft as of September 30, 2021. The lease agreements are accounted for as operating leases and had a term of nine years beginning on the delivery date of each aircraft. Under the lease agreements, GoJet pays fixed monthly rent per aircraft and variable lease payments for supplemental rent based on monthly aircraft utilization at fixed rates.

Supplemental rent payments are subject to reimbursement following GoJet’s completion of qualifying maintenance events defined in the lease agreements. Lease revenue for fixed monthly rent payments is recognized on a straight-line basis within contract revenue. Lease revenue for supplemental rent is deferred and recognized within contract revenue when it is probable that amounts received will not be reimbursed for future qualifying maintenance events over the lease term. Subsequent to September 30, 2024, we entered into an agreement with United to buy the remaining aircraft out of their lease with GoJet.
The Company mitigated the residual asset risks through supplemental rent payments and by leasing aircraft and engine types that can be operated by the Company in the event of a default. Additionally, the operating leases included specified lease return condition requirements and the Company maintains inspection rights under the leases. Lease incentive obligations for reimbursements of certain aircraft maintenance costs are recognized as lease incentive assets and were amortized on a straight-line basis and recognized as a reduction to lease revenue over the lease term.